Offsets	Oct. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Porch Group, Inc.
Form or Filing Type	S-3
File Number	333-299730
Initial Filing Date	Oct. 30, 2026
Fee Offset Claimed	$ 7,577.7
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000
Termination / Withdrawal Statement	The registrant has previously registered the offer and sale of up to $100,000,000 of securities pursuant to a registration statement on Form S-3 (File No. 333-277992), which was initially filed with the Commission on March 15, 2024 and was declared effective by the Commission on May 13, 2024 (the “Prior Shelf Registration Statement”). In connection with the filing of the Prior Shelf Registration Statement, the registrant made a contemporaneous fee payment in the amount of $14,760. The registrant subsequently filed a registration statement on Form S-3ASR (File No. 333-299730), which was filed with the Commission on October 30, 2026 and which was effective upon filing (the “2026 Shelf Registration Statement”), pursuant to which the registrant registered an indeterminate amount of securities.

As of the date hereof, all of the $100,000,000 of securities registered under the Prior Shelf Registration Statement remain unsold (the “Unsold Shelf Securities”). Pursuant to Rule 457(p) under the Securities Act, $7,577.70 of the registration fee of $14,760 that has already been paid and remains unused with respect to the Unsold Shelf Securities is hereby offset against registration fees due in connection with this prospectus supplement. Pursuant to Rule 457(p), the offering of such Unsold Shelf Securities under the Prior Registration Statement was deemed terminated as of the date of effectiveness of the filing of the 2026 Shelf Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Porch Group, Inc.
Form or Filing Type	S-3
File Number	333-299730
Filing Date	Oct. 30, 2026
Fee Paid with Fee Offset Source	$ 14,760
Offset Note	See offering note 1.